Apr. 12, 2022
NF_01.31 Fidelity Sustainable Intermediate Municipal Income Fund_Retail Pro-01 | Fidelity Sustainable Intermediate Municipal Income Fund
Fund Summary Fund/Class:Fidelity® Sustainable Intermediate Municipal Income Fund/Fidelity® Sustainable Intermediate Municipal Income Fund
Investment Objective
The fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Principal Investment Strategies
Normally investing at least 80% of assets in investment-grade municipal securities (i) whose interest is exempt from federal income tax and (ii) that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have positive environmental, social and governance (ESG) benefits. Evaluating each security in which the fund invests using both a traditional municipal bond credit, structure and relative value analysis and a consideration of the Adviser's judgment about the security’s ESG benefits. When assessing a security’s ESG benefits and its eligibility for purchase, the Adviser considers the following, where available: (i) the sustainability practices of the security’s issuer or obligor, as applicable (each, an “issuer”) based on an evaluation of such issuer’s individual ESG profile; (ii) information on a security’s use of proceeds; and (iii) any third-party designation as a green, sustainable or sustainability-linked bond. A security’s positive ESG benefits can be determined under any of those three factors. Evaluating the current state of an issuer’s sustainability practices using a data-driven framework that includes proprietary and third-party data. The Adviser's ESG ratings of issuers are derived from multiple factors, including an issuer’s environmental profile, which may include, but is not limited to, carbon and toxic emissions, water management, waste management, and vulnerability to the physical impacts of climate change. An assessment of an issuer’s social profile includes, but is not limited to, its approach to quality health care access, housing affordability, human capital management, community reinvestment, and safety. An assessment of an issuer’s governance profile includes, but is not limited to, its principles of management, oversight and transparency, governance efficiency and structure, and consideration of anticompetitive practices. These factors are weighted based on how material the Adviser believes each factor is to an issuer’s financial outlook, effectiveness at service delivery, and long-term sustainability, and not all factors may be applicable to all issuers. Issuers with an above average ESG rating as determined by the Adviser are considered to have positive ESG benefits and well-managed ESG risks. Assessing a security’s use of proceeds by considering factors that provide ESG benefits, such as energy efficiency, environmentally sustainable management, and providing access to quality health care, essential services and affordable housing. The Adviser will generally consider bonds that finance education, health care, affordable housing, clean energy, municipal water and sewer, public transportation, and designated green bonds, among others, as having positive ESG benefits. Managing the fund to have similar overall interest rate risk to the Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index. In addition to focusing on municipal securities with a positive ESG benefit, the Adviser analyzes the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Normally maintaining a dollar-weighted average maturity between three and 10 years. Allocating assets across different market sectors and maturities. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see “Fund Basics – Investment Details – Sustainable Investing Exclusion” for additional information.
Principal Investment Risks
Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Sustainability Risk. Application of FMR's ESG ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance depending on whether certain investments are in or out of favor. The criteria related to the fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views. When evaluating an issuer, the Adviser is dependent on information or data obtained through voluntary or third-party reporting that may be incomplete, inaccurate, or unavailable, which could cause the Adviser to incorrectly assess an issuer's business practices. Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.
Performance